Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 97.5%
	CONSUMER DISCRETIONARY 8.5%
	DISTRIBUTION & WHOLESALE 4.8%
62,700	Pool Corp.	$21,646,548

	ENTERTAINMENT 3.7%
72,195	Churchill Downs, Inc.	16,418,587
		38,065,135
	CONSUMER STAPLES 6.3%
	FOOD 2.1%
59,800	J&J Snack Foods Corp.	9,390,394

	HOUSEHOLD PRODUCTS 4.2%
218,600	Church & Dwight Co., Inc.	19,094,710
		28,485,104
	FINANCIALS 11.0%
	INSURANCE 11.0%
154,992	American Financial Group, Inc.	17,684,587
409,400	Arch Capital Group, Ltd. (1)	15,708,678
214,192	Berkley (W.R.) Corp.	16,139,367
		49,532,632
	HEALTHCARE 8.8%
	ELECTRONICS 3.4%
13,400	Mettler-Toledo International, Inc. (1)	15,486,246

	HEALTHCARE PRODUCTS 1.5%
17,200	Cooper Cos., Inc. (The)	6,606,348

	HEALTHCARE SERVICES 3.9%
37,700	Chemed Corp.	17,335,214
		39,427,808
	INDUSTRIALS 27.2%
	AEROSPACE & DEFENSE 13.3%
109,583	HEICO Corp.	13,785,541
71,500	Teledyne Technologies, Inc. (1)	29,575,975
28,400	TransDigm Group, Inc. (1)	16,696,928
		60,058,444
	BUILDING MATERIALS 4.3%
61,800	Lennox International, Inc.	19,256,262

	COMMERCIAL SERVICES 2.4%
310,049	Rollins, Inc.	10,671,887

	ENGINEERING & CONSTRUCTION 2.5%
114,600	Exponent, Inc.	11,167,770

	ENVIRONMENTAL CONTROL 2.8%
115,750	Waste Connections, Inc.	12,498,685

	SOFTWARE 1.9%
21,400	Roper Technologies, Inc.	8,631,476
		122,284,524
	INFORMATION TECHNOLOGY 28.4%
	COMMERCIAL SERVICES 3.0%
72,800	Gartner, Inc. (1)	13,289,640

	COMPUTERS 2.3%
126,700	CGI, Inc. (1)(2)	10,543,974

	SOFTWARE 23.1%
59,900	ANSYS, Inc. (1)	20,339,644
163,200	Cadence Design Systems, Inc. (1)	22,356,768
39,900	Fair Isaac Corp. (1)	19,393,395
35,800	Fiserv, Inc. (1)	4,261,632
120,308	Jack Henry & Associates, Inc.	18,253,130
45,300	Tyler Technologies, Inc. (1)	19,231,209
		103,835,778
		127,669,392
	MATERIALS 4.7%
	PACKAGING & CONTAINERS 4.7%
100,700	AptarGroup, Inc.	14,266,169
83,892	Ball Corp.	7,109,008
		21,375,177
	REAL ESTATE 2.6%
183,300	Equity Lifestyle Properties, Inc. REIT	11,665,212

TOTAL COMMON STOCKS (Cost $284,997,552)		$438,504,984

SHORT-TERM INVESTMENTS 2.5%

	MONEY MARKET FUNDS 2.5%
11,402,677	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (3)	11,402,677
5,139	State Street Navigator Securities Lending Government Money Market Portfolio (4)	5,139
		11,407,816

TOTAL SHORT-TERM INVESTMENTS (Cost $11,407,816)		11,407,816

1

March 31, 2021

TOTAL INVESTMENTS IN SECURITIES 100.0% (Cost $296,405,368)	$449,912,800
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%	66,090
NET ASSETS (5) 100%	$449,978,890

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $5,076.
(3)	Rate reflects 7 day yield as of March 31, 2021.
(4)	Securities with an aggregate market value of $5,076 were out on loan in exchange for collateral including $5,139 of cash collateral as of March 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $296,405,368, aggregate gross unrealized appreciation was $154,240,020, aggregate gross unrealized depreciation was $732,588 and the net unrealized appreciation was $153,507,432.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$438,504,984	$—	$—	$438,504,984
Short-Term Investments	11,407,816	—	—	11,407,816
Total Investments in Securities	$449,912,800	$—	$—	$449,912,800

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.